Stockholders' Equity - Summary of Exercise Price (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Remaining Contractual Life	5 years 7 months 6 days
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices Minimum	$ 2.96
Range of Exercise Prices Maximum	$ 5.35
Options Outstanding Shares	1,476
Weighted Average Remaining Contractual Life	3 years 7 months 6 days
Weighted Average Exercise Price Per Share, Options Outstanding	$ 4.04
Options Exercisable Shares	1,476
Weighted Average Exercise Price Per Share, Options Exercisable	$ 4.04
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices Minimum	$ 5.36
Range of Exercise Prices Maximum	$ 5.68
Options Outstanding Shares	1,421
Weighted Average Remaining Contractual Life	8 years 1 month 6 days
Weighted Average Exercise Price Per Share, Options Outstanding	$ 5.57
Options Exercisable Shares	685
Weighted Average Exercise Price Per Share, Options Exercisable	$ 5.57
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices Minimum	$ 5.69
Range of Exercise Prices Maximum	$ 8.54
Options Outstanding Shares	5,459
Weighted Average Remaining Contractual Life	7 years
Weighted Average Exercise Price Per Share, Options Outstanding	$ 5.73
Options Exercisable Shares	1,990
Weighted Average Exercise Price Per Share, Options Exercisable	$ 5.73
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices Minimum	$ 8.55
Range of Exercise Prices Maximum	$ 8.90
Options Outstanding Shares	2,472
Weighted Average Remaining Contractual Life	7 years 7 months 6 days
Weighted Average Exercise Price Per Share, Options Outstanding	$ 8.68
Options Exercisable Shares	1,772
Weighted Average Exercise Price Per Share, Options Exercisable	$ 8.59
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices Minimum	$ 2.96
Range of Exercise Prices Maximum	$ 8.90
Options Outstanding Shares	10,828
Weighted Average Remaining Contractual Life	6 years 9 months 18 days
Weighted Average Exercise Price Per Share, Options Outstanding	$ 6.15
Options Exercisable Shares	5,923
Weighted Average Exercise Price Per Share, Options Exercisable	$ 6.15